Lease	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Lease
10.	Lease
The Group leases facilities under
non-cancellable
operating leases. The terms of substantially all of these leases are two to three years or less. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Group’s leases qualify as operating leases. Variable lease cost and short-term leases (lease terms less than 12 months) are recognized as incurred.

(a)	The components of lease expenses were as follows:

	For the year ended December 31,
	2021	2022	2023
		(in thousands)
Lease cost:
Amortization of right-of-use assets	801	946	1,103
Interest of lease liabilities	84	73	62
Expenses for short-term lease within 12 months	156	(153)	1,075

Total lease cost	1,041	866	2,240

(b)	Supplemental cash flow information related to leases was as follows:

	For the year ended December 31,
	2021	2022	2023
	(in thousands)
Cash paid for amounts included in the measurement of lease
Operating cash flows from operating leases	885	1,008	1,050
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	—	—	2,213
Lease liability settled through termination of lease:
Operating leases	—	—	627
Right-of-use assets disposed through termination of lease:
Operating leases	—	—	704

(c)	Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2021	2022	2023
Weighted-average remaining lease term
Operating leases	30.00 months	18.55 months	21.00 months
Weighted-average discount rate
Operating leases	4% per annum	4% per annum	4% per annum

(d)	Maturities of lease liabilities were as follows:

As of December 31,
2023
(in thousands)
Year Ending December 31,
2024	1,159
2025	773

Total undiscounted lease payments	1,932
Less: imputed interest	(68)

Total lease liabilities	1,864

Amounts due within 12 months	1,103
Non-current lease liability	761